SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Stock Options And Contributed Surplus
Number of Options, Outstanding, Beginning Balance | shares	4,959,617	5,114,449	5,326,034
Historical Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 4.40	$ 3.30	$ 4.30
Number of Options, Expired/cancelled | shares	(117,438)	(166,438)	(828,794)
Historical Weighted Average Exercise Price, Expired/cancelled | $ / shares	$ 6.02	$ 3.40	$ 10.20
Number of Options, Exercised | shares	(143,437)	(1,001,519)	(330,284)
Historical Weighted Average Exercise Price, Exercised | $ / shares	$ 2.85	$ 3.00	$ 2.40
Number of Options, Granted | shares	2,043,083	1,013,125	947,493
Historical Weighted Average Exercise Price, Granted | $ / shares	$ 3.32	$ 8.50	$ 3.60
Number of Options, Outstanding, Ending Balance | shares	6,741,825	4,959,617	5,114,449
Historical Weighted Average Exercise Price, Ending Balance | $ / shares	$ 4.10	$ 4.40	$ 3.30